Interim Condensed Consolidated Statement of Changes in Stockholders Equity - USD ($)	Common Stock [Member]	Accumulated Paid-In Capital [Member]	Common stock to be issued [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Beginning Balance at Jan. 31, 2013	$ 28,522	$ 2,158,151	$ 3,750	$ (2,000,926)	$ (6,245)	$ 183,252
Beginning Balance (Shares) at Jan. 31, 2013	28,522,000
Shares issued pursuant to private placement repricing	$ 214	239,466				239,680
Shares issued pursuant to private placement repricing (Shares)	214,000
Shareholder dividend		(239,680)				(239,680)
Private placements	$ 3,333	679,917				683,250
Private placements (Shares)	3,333,000
Offering costs		(26,610)				(26,610)
Shares issued in connection with promissory notes	$ 402	132,118				132,520
Shares issued in connection with promissory notes (Shares)	402,000
Modification of convertible debt terms and warrants		485,704				485,704
Shares issued in exchange for services rendered	$ 645	143,644	3,750			148,039
Shares issued in exchange for services rendered (Shares)	644,843
Warrants issued in connection with promissory notes		18,400				18,400
Shares issued under equity line with Lincoln Park	$ 1,520	298,480				300,000
Shares issued under equity line with Lincoln Park (Shares)	1,519,500
Less: issuance costs		(58,656)				(58,656)
Derivative liability reclassifications	$ 92	7,221				7,313
Derivative liability reclassifications (Shares)	92,796
Issuance of detachable warrants		41,225				41,225
Beneficial conversion feature		17,600				17,600
Agent's warrants - convertible promissory notes		67,600				67,600
Derivative liability reclassification		177,900				177,900
Stock based compensation		731,615				731,615
Net loss for the year				(4,238,490)		(4,238,490)
Ending Balance at Jan. 31, 2014	$ 34,728	4,874,095	7,500	(6,239,416)	(6,245)	(1,329,338)
Ending Balance (Shares) at Jan. 31, 2014	34,728,139
Shares issued in connection with promissory notes	$ 40	2,710				2,750
Shares issued in connection with promissory notes (Shares)	40,000
Modification of convertible debt terms and warrants	$ (600)	697,400				697,400
Return to treasury pursuant to private placement escrow agreement	$ (600)	600
Return to treasury pursuant to private placement escrow agreement (Shares)	(600,000)
Shares issued in settlement of debt	$ 2,206	537,103				539,309
Shares issued in settlement of debt (Shares)	2,205,745
Shares issued in exchange for services rendered	$ 225	32,175	7,500			39,900
Shares issued in exchange for services rendered (Shares)	225,000
Shares issued as payment in kind for interest owing under convertible debt arrangements	$ 1,950	272,873				274,823
Shares issued as payment in kind for interest owing under convertible debt arrangements (Shares)	1,949,933
Shares issued pursuant the conversion of debt	$ 1,867	138,133				140,000
Shares issued pursuant the conversion of debt (Shares)	1,866,668
Derivative liability reclassifications		15,171,000				15,171,000
Derivative liability reclassification		15,171,000				15,171,000
Stock based compensation		3,318,241				3,318,241
Net loss for the year				(21,078,265)		(21,078,265)
Ending Balance at Jan. 31, 2015	$ 40,416	25,044,330	15,000	(27,317,681)	(6,245)	(2,224,180)
Ending Balance (Shares) at Jan. 31, 2015	40,415,485
Shares issued in settlement of debt	$ 100	11,900				12,000
Shares issued in settlement of debt (Shares)	100,000
Shares issued pursuant the conversion of debt	$ 1,994	147,599				149,593
Shares issued pursuant the conversion of debt (Shares)	1,994,576
Derivative liability reclassifications		3,091,050				3,091,050
Stock based compensation		1,217,983				1,217,983
Net loss for the year				(1,810,036)		(1,810,036)
Ending Balance at Apr. 30, 2015	$ 42,510	$ 29,512,862	$ 15,000	$ (29,127,717)	$ (6,245)	$ 436,410
Ending Balance (Shares) at Apr. 30, 2015	42,510,061